Statement of Changes in Net Asset Available for Benefit (Statement) - EBP023 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets:
Plan interest in investment income of the Graham Holdings Company Master Trust	$ 58,186,659
Contributions
Participant	13,176,257
Rollovers	552,643
Total contributions	13,728,900
Interest income - notes receivable	144,386
Total additions	72,059,945
Deductions from net assets:
Benefits paid to participants	(30,267,618)
Administrative expenses	(266,105)
Total deductions	(30,533,723)
Net increase	41,526,222
Transfers (to) from affiliated plans
Net transfers to other affiliated plans	(1,307,667)
Net asset available for benefits, beginning of year	365,618,622
Net asset available for benefits, end of year	405,837,177
Notes receivable from participants	1,955,854
EBP, Receivable	2,342,927
401(k) Savings Plan for GHC Affiliates [Member]
Transfers (to) from affiliated plans
Transfers from affiliated plans	1,187,240
Transfers to affiliated plans	1,813,308
Savings Plan for Graham Holdings Company [Member]
Transfers (to) from affiliated plans
Transfers to affiliated plans	$ 681,599